Financial Instruments (Details) - CLP ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure of Financial Instruments [Line Items]
Other financial assets		$ 22,745,469	$ 10,724,196
Cash and cash equivalents		319,014,050	170,044,602		$ 134,033,183	$ 192,554,239
Accounts receivable - trade and other receivable (net)		320,702,339	286,213,598
Accounts receivable from related parties		3,048,841	5,810,764
Total Accounts Receivable Current		323,751,180	292,024,362
Sub-Total financial assets		346,496,649	302,748,558
Total financial assets		665,510,699	472,793,160
Other current non-financial liabilities		164,555,540	74,298,299
Other current financial liabilities		62,766,946	53,591,658	[1]
Trade and other current payables		303,380,168	281,681,553
Current payables to related parties		6,936,910	10,069,043
Other non-current financial assets		3,325,079	1,918,191
Accounts receivable - trade and other receivable (net)		3,363,123	3,974,395
Accounts receivable from related parties		190,865	258,471
Total financial assets		6,879,067	6,151,057
Account payable- trade and other payable		12,413	541,783
Accounts payable to related entities		0	0
Total Accounts Receivable Non Current		3,553,988	4,232,866
Sub-Total financial assets		6,879,067	6,151,057
Total financial liabilities		228,197,710	161,543,515
Total financial liabilities measured at amortized cost		373,084,024	345,342,254
Total financial liabilities measured at amortized cost		228,197,710	161,543,515
Derivative financial instruments		4,997,124	10,416,675
Derivative financial instruments		0	0
Derivative hedge liabilities		1,194,502	1,840,188
Derivative hedge liabilities		157,028	0
Total financial derivative liabilities		6,191,626	12,256,863
Total financial derivative liabilities		157,028	0
Total other financial liabilities		164,555,540	74,298,299
Total commercial obligations and other accounts payable		310,317,078	291,750,596
Total commercial obligations and other accounts payable		12,413	541,783
Bank borrowings [Member]
Disclosure of Financial Instruments [Line Items]
Other current non-financial liabilities		75,200,804	73,886,831
Other current financial liabilities	[2]	38,160,178	24,623,746
Total other financial liabilities		75,200,804	73,886,831
Bond payable [Member]
Disclosure of Financial Instruments [Line Items]
Other current non-financial liabilities		135,281,303	69,476,612
Other current financial liabilities		4,081,175	3,306,135
Total other financial liabilities		135,281,303	69,476,612
Financial leases obligations [Member]
Disclosure of Financial Instruments [Line Items]
Other current non-financial liabilities		17,546,162	17,638,289
Other current financial liabilities	[2]	365,972	176,586
Total other financial liabilities		17,546,162	17,638,289
Deposits for return of bottles and containers [Member]
Disclosure of Financial Instruments [Line Items]
Other current non-financial liabilities		0	0
Other current financial liabilities		13,967,995	13,228,328
Total other financial liabilities		0	0
Financial liabilities at amortised cost, class [member]
Disclosure of Financial Instruments [Line Items]
Total financial liabilities		228,028,269	161,001,732
Total financial liabilities measured at amortized cost		56,575,320	41,334,795
Total financial liabilities measured at amortized cost		228,028,269	161,001,732
Derivative financial instruments [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		11,522,482	3,158,391
Other non-current financial assets		0	0
Market securities and investments in other companies [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		11,010,433	7,565,805
Other non-current financial assets		0	0
Derivative hedge assets [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		212,554	0
Other non-current financial assets		$ 3,325,079	$ 1,918,191

[1]	See Note 21 - Other financial liabilities.
[2]	See Note 5 – Risk administration.